Revenue - Disaggregation of revenue (Details) t in Thousands, $ in Thousands, ft³ in Billions	1 Months Ended			12 Months Ended
	Jan. 31, 2023 t	Jul. 31, 2022 t	Jul. 31, 2021 t	Dec. 31, 2025 USD ($) $ / barrel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) t	Jun. 30, 2025 USD ($)	Dec. 31, 2022 USD ($) t	Mar. 31, 2021 ft³
Disaggregation of Revenue [Line Items]
Total operating revenues				$ 393,522	$ 260,372	$ 298,429
Oil price per barrel (in dollars per barrel) | $ / barrel				60
Capacity, cubic feet | ft³									500.0
Contract with customer, liability, noncurrent				$ 34,046	2,145
Contract liability, net pre-commissioning contractual cash flows				35,800			$ 36,800
Other operating income
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, overproduction to compensate 2022 underutilization						$ 15,700
Hilli LLC
Disaggregation of Revenue [Line Items]
Capacity utilization of Hilli (in tons) | t		200	200
Utilization (in tons) | t	1,400
2022 Underutilization, tons | t						40
Annual capacity, tons | t								1,400
2023 Contracted capacity, tons | t						1,440
Hilli LLC | Underutilization liability
Disaggregation of Revenue [Line Items]
Contract with customer, liability, noncurrent								$ 35,800
Increase (decrease) in contract with customer, liability						$ (35,800)
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Capacity utilization of Hilli (in tons) | t		400
Golar Tundra
Disaggregation of Revenue [Line Items]
Total operating revenues						13,800
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues				226,794	224,959	245,418
Sales-type lease revenue
Disaggregation of Revenue [Line Items]
Total operating revenues				91,461	0	0
Vessel management fees and other revenues
Disaggregation of Revenue [Line Items]
Total operating revenues				74,391	23,067	35,086
Amortization of deferred revenue				1,026	0	0
Other				1,873	435	305
FLNG Operation and Maintenance Agreement (“O&M”) service revenue				46,029	0	0
Management fee revenue				25,463	22,632	20,983
Service revenue				0	0	13,798
Time and voyage charter revenues
Disaggregation of Revenue [Line Items]
Total operating revenues				876	12,346	17,925
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues				204,501	204,501	204,501
Liquefaction services revenue (including related party of $123350244 million in 2025)
Disaggregation of Revenue [Line Items]
Amortization of Day 1 gains				12,541	12,575	12,541
Incremental base tolling fee				5,000	5,000	5,000
Amortization of deferred revenue				4,120	4,131	4,120
Overproduction				371	102	20,129
Other				$ 261	$ (1,350)	(873)
Liquefaction services revenue (including related party of $123350244 million in 2025) | Sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, overproduction to compensate 2022 underutilization						$ 20,100